Fair value of options granted - Stock-Based Compensation (Details) (USD $)	12 Months Ended
Jul. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-Free Interest Rate	0.13%
Expected Life (Years)	5 years
Expected Volatility	101.00%
Expected Dividends	$ 0